Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 128,799	$ 128,800	$ 128,024
Software assets developed for internal use costs, net of accumulated depreciation	$ 163,756	$ 129,978